Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000035153 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000035153 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000035153 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017365 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000017365 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000017365 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035154 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000035154 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000035154 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%